Related party transactions - Service agreements and products - General (Details) - item		1 Months Ended	11 Months Ended
	Dec. 31, 2010	Dec. 31, 2023	Nov. 30, 2023	Jun. 30, 2024
Related party transactions
Number of members of supervisory board, elected by shareholders				6
Vifor Fresenius Medical Care Renal Pharma Ltd.
Related party transactions
Ownership in associate (as a percent)	45.00%
Fresenius SE
Related party transactions
Proportion of ownership interest in reporting entity (as a percent)				32.20%
Number of members of supervisory board, elected by shareholders				2
Fresenius SE Companies | Minimum
Related party transactions
Term of related party agreement to receive services			1 year
Fresenius SE Companies | Maximum
Related party transactions
Term of related party agreement to receive services		2 years	5 years
Term of related party agreement to provide services		1 year